Summary of condensed statements of comprehensive income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Condensed Financial Statements, Captions [Line Items]
Net loss	$ (4,722,146)	$ (20,906,985)	$ (1,400,292)
Total comprehensive (loss) / income	(5,455,685)	(24,309,043)	58,113
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss	(4,722,146)	(20,906,985)	(1,400,292)
Other comprehensive income	(733,539)	(3,402,058)	1,458,405
Total comprehensive (loss) / income	$ (5,455,685)	$ (24,309,043)	$ 58,113